Cash Flow Reconciliations - Reconciliation of borrowing and derivatives arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	$ 3,658,220	$ 3,773,221	$ 3,147,395
Liabilities/(assets) arising from financing activities at end of year	3,299,744	3,658,220	3,773,221
Borrowings | Proceeds from loans and bonds, net of discount
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	374,659	471,867	2,138,035
Total change	374,659	471,867	2,138,035
Borrowings | Loans and bond repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(729,849)	(592,463)	(1,481,709)
Non-cash items			(8,063)
Total change	(729,849)	(592,463)	(1,489,772)
Borrowings | Payment for bond repurchase at premium
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows			(1,937)
Total change			(1,937)
Borrowings | Additions in deferred loan fees
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(5,188)	(13,437)	(35,795)
Non-cash items	(6,036)	297	997
Deferred financing costs, assets	3,214	1,254	(6,442)
Total change	(8,010)	(11,886)	(41,240)
Borrowings | Deferred loan fees received
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows		379	792
Total change		379	792
Borrowings | Amortization and write-off of deferred loan/bond issuance costs/premium (Note 19)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	15,936	20,286	22,876
Total change	15,936	20,286	22,876
Borrowings | Retranslation of the NOK 2024 Bonds in USD
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive loss/(income)	(11,212)	(3,184)	3,248
Non-cash items			(6,176)
Total change	(11,212)	(3,184)	(2,928)
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	51,703	107,760	45,931
Liabilities/(assets) arising from financing activities at end of year	(30,276)	51,703	107,760
Derivatives | Unrealized gain (loss) on derivative financial instruments held for trading (Note 26)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	(92,409)	(59,407)	64,044
Total change	(92,409)	(59,407)	64,044
Derivatives | Ineffective portion of cash flow hedges (Note 26)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	(398)	5	323
Total change	(398)	5	323
Derivatives | Payment for interest rate swaps termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows			(31,662)
Total change			(31,662)
Derivatives | Proceeds from entering into interest rate swaps
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows			31,622
Total change			31,622
Derivatives | Payment for CCS termination/modification
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows			(4,052)
Non-cash items			4,052
Derivatives | Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive loss/(income)	10,828	3,345	(2,498)
Total change	10,828	3,345	(2,498)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of year	302,850	196,170	204,930
Liabilities/(assets) arising from financing activities at end of year	336,376	302,850	196,170
Lease liabilities | Interest expense on leases (Note 19)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	13,639	10,269	9,921
Total change	13,639	10,269	9,921
Lease liabilities | Additions
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	75,788	121,520	2,155
Total change	75,788	121,520	2,155
Lease liabilities | Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(13,639)	(10,269)	(9,911)
Total change	(13,639)	(10,269)	(9,911)
Lease liabilities | Principal elements of lease payments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(42,262)	(14,843)	(11,150)
Non-cash items		3	225
Total change	$ (42,262)	$ (14,840)	$ (10,925)